Income taxes - Disclosure of the Continuity of Deferred Tax Balances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (66,913)	$ (3,681)
Additions from business acquisitions	(9,246)	(3,126)
Recognized in earnings	41,238	(60,897)
Recognized in other comprehensive income	7,382	4,084
Recognized in equity	(1,959)	(4,876)
Foreign currency translation adjustment and other	(3,847)	1,583
Ending balance	(33,345)	(66,913)
Accounts payable, accrued liabilities and other long-term liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	82,697	81,092
Additions from business acquisitions	(1,619)	0
Recognized in earnings	(2,795)	4,339
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(106)	(2,734)
Ending balance	78,177	82,697
Tax benefits on losses carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	78,893	134,725
Additions from business acquisitions	589	990
Recognized in earnings	(18,141)	(54,545)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	1,074	(2,277)
Ending balance	62,415	78,893
Accrued compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	40,830	41,780
Additions from business acquisitions	0	0
Recognized in earnings	(4,770)	5,274
Recognized in other comprehensive income	0	0
Recognized in equity	(1,959)	(4,876)
Foreign currency translation adjustment and other	786	(1,348)
Ending balance	34,887	40,830
Retirement benefits obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	34,162	41,265
Additions from business acquisitions	0	0
Recognized in earnings	(1,286)	(2,876)
Recognized in other comprehensive income	(7,911)	(3,822)
Recognized in equity	0	0
Foreign currency translation adjustment and other	453	(405)
Ending balance	25,418	34,162
Allowance for doubtful accounts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	323	598
Additions from business acquisitions	0	0
Recognized in earnings	(562)	(275)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(21)	0
Ending balance	(260)	323
PP&E, contract costs, intangible assets and other long-term assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(134,083)	(136,663)
Additions from business acquisitions	(8,216)	(4,116)
Recognized in earnings	39,646	4,217
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(3,554)	2,479
Ending balance	(106,207)	(134,083)
Work in progress
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(80,898)	(79,550)
Additions from business acquisitions	0	0
Recognized in earnings	23,253	(4,836)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(1,497)	3,488
Ending balance	(59,142)	(80,898)
Goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(60,668)	(56,050)
Additions from business acquisitions	0	0
Recognized in earnings	8,055	(7,117)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(1,278)	2,499
Ending balance	(53,891)	(60,668)
Refundable tax credits on salaries
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(29,785)	(22,216)
Additions from business acquisitions	0	0
Recognized in earnings	3,283	(7,569)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	0	0
Ending balance	(26,502)	(29,785)
Cash flow hedges
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(2,355)	(9,035)
Additions from business acquisitions	0	0
Recognized in earnings	(39)	140
Recognized in other comprehensive income	14,618	6,277
Recognized in equity	0	0
Foreign currency translation adjustment and other	174	263
Ending balance	12,398	(2,355)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	3,971	373
Additions from business acquisitions	0	0
Recognized in earnings	(5,406)	2,351
Recognized in other comprehensive income	675	1,629
Recognized in equity	0	0
Foreign currency translation adjustment and other	122	(382)
Ending balance	$ (638)	$ 3,971